Supplemental Disclosures of Cash Flow Information (Details) - Schedule of supplemental disclosures of cash flow information - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Schedule of supplemental disclosures of cash flow information [Abstract]
Interest paid	$ 77,435	$ 243,063	$ 415,451	$ 413,894
Income tax paid
Business combinations:
Current Assets	4,198,479	1,734,663	2,255,479
Property and equipment		157,052
Deferred tax asset	64,000			635,000
Preliminary goodwill	3,248,963	1,720,726
Assumed liabilities	(111,442)	(3,195,726)	(17,500)
Cash acquired in acquisitions	1,094,524	1,268,285	1,631,285
Financing:
Due to seller (cash paid to seller day after closing)	1,094,524	233,000	4,622,792
Note payable seller	850,000	855,000	1,353,979
Common Shares
Deemed Dividend related to issuance of Preferred stock	1,527,086
Additional Paid-in Capital – common shares and warrants issued	757,772
Common stock		415
Additional Paid in Capital		829,585
Operating lease, ROU assets and liabilities	$ 105,136		$ 373,916